Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2021 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	$ 0	$ 33
Unrecognised deferred tax	0	8
2022 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	11
Unrecognised deferred tax	3	3
2023 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	2	2
Unrecognised deferred tax	0	0
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	4	5
Unrecognised deferred tax	1	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	100	110
Unrecognised deferred tax	25	26
2026 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	13	1
Unrecognised deferred tax	2	0
2027 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	0	3
Unrecognised deferred tax	0	1
2028 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	6	7
Unrecognised deferred tax	2	2
After 2028 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	12	17
Unrecognised deferred tax	$ 11	$ 15